Document And Entity Information	Oct. 26, 2021
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	FRANKLIN FINANCIAL SERVICES CORPORATION
Entity Incorporation, State or Country Code	PA
Entity File Number	001-38884
Entity Tax Identification Number	25-1440803
Entity Address, Address Line One	20 South Main Street
Entity Address, City or Town	Chambersburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17201
City Area Code	717
Local Phone Number	264-6116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FRAF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000723646
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) of Franklin Financial Services Corporation amends the Current Report on Form 8-K (the “Original Report”) filed on October 26, 2021. The Sole purpose of the Amendment is to correct the Book Value per Share and Market Value/Book Value Ratio. No other revisions have been made to the Original Report.